EVENTS AFTER THE REPORTING PERIOD (Details)	Jan. 01, 2024
Major business | Schmid Energy Systems GmbH
EVENTS AFTER THE REPORTING PERIOD
Percent of ownership interest in subsidiaries	100.00%